Related party balances and transactions	12 Months Ended
Dec. 31, 2012
Related party balances and transactions [Abstract]
Related party balances and transactions
20.	RELATED PARTY BALANCES AND TRANSACTIONS

The Group's related parties and the relationship with the Group are as follows:

Name of the related party	Relationship with the Group

Related party M	Noncontrolling interest shareholder
of one of the Group's subsidiaries
Related party N	The Group’s cost method investee
Related party P	Noncontrolling interest shareholder
of one of the Group's subsidiaries

Details of related party balances and main transactions as of December 31, 2010, 2011 and 2012 are as follows:

(1)	Amount due to related parties

	December 31,
	2011	2012

Related party M (i)	$969	$-
Related party N (ii).	$56	$-
Related party P (iii).	$-	$148

(i)	It represents interest-free loan borrowed by Shanghai Yiyi from related party M for daily operating.

(ii)	It represents the unpaid promotion expense.

(iii)	It represents the pre-operating expenses paid by related party P on behalf of 360 Youjiu, which has been settled in February 2013.

(2)	Share options granted

On July 1, 2010, the Company granted 300,000 share options to an individual consultant, who is an immediate family of a shareholder, for investment advisory services. The fair value of the share options as of the grant date was $420.

(3)	Main transactions with related parties

		For the year ended December 31,
Nature	Company Name	2010	2011	2012

Marketing promotion received from	Related party N	$-	$56	$-
Disposal equity interest of Shanghai yiyi to (i)	Related party M	$-	$-	$4,207

(i)	On January 10, 2012, the Group entered into a termination agreement with related party M. Pursuant to the termination agreement, the Group agreed to dispose its 53.5% equity interest of Shanghai Yiyi to related party M.